Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Trade and other receivables
Note 11.- Trade and other receivables

Trade and other receivable as of December 31, 2022 and 2021, consist of the following:

	Balance as of December 31,
	2022	2021
Trade receivables	125,437	227,343
Tax receivables	45,680	59,350
Prepayments	11,827	9,342
Other accounts receivable	17,390	11,108
Total	200,334	307,143

The decrease in trade receivables is primarily due to payments received from the Spanish state-owned regulator, Comision Nacional de los Mercados y de la Competencia or “CNMC”, in the solar assets of the Company in Spain and from Pemex in ACT. In Spain, the assets of the Company have collected revenue in 2022 in line with the parameters corresponding to the regulation in place at the beginning of the year, as the new parameters became final on December 14, 2022, while revenue was recorded in accordance with these new parameters (Note 1). The amounts collected “in excess” in 2022 have started to be regularized in 2023.

As of December 31, 2022, and 2021, the fair value of trade and other accounts receivable does not differ significantly from its carrying value.

Trade receivables in foreign currency as of December 31, 2022 and 2021, are as follows:

	Balance as of December 31,
	2022	2021
Euro	4,088	65,854
South African Rand	23,416	24,513
Chilean peso	5,037	3,386
Other	3,974	9,944
Total	36,515	103,697

The decrease in trade receivables in Euro as of December 31, 2022 is primarily due to the improvement in the collection of receivables from the CNMC.